Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	8.56%	8.95%	7.12%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	13.31%	9.42%	7.11%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	14.90%	9.98%	7.49%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	15.61%	10.69%	8.15%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	15.52%	10.54%	8.03%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	15.18%	10.25%	7.76%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	14.31%	9.42%	7.11%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	15.42%	8.94%	7.33%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	15.42%	8.94%	7.33%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	15.42%	8.94%	7.33%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	15.42%	8.94%	7.33%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	15.42%	8.94%	7.33%
S&P Developed ex-U.S. SmallCap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Average Annual Return, Percent	19.01%	7.81%	7.37%
S&P Developed ex-U.S. SmallCap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Average Annual Return, Percent	19.01%	7.81%	7.37%
S&P Developed ex-U.S. SmallCap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Average Annual Return, Percent	19.01%	7.81%	7.37%
S&P Developed ex-U.S. SmallCap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Average Annual Return, Percent	19.01%	7.81%	7.37%
S&P Developed ex-U.S. SmallCap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Average Annual Return, Percent	19.01%	7.81%	7.37%